                                                                [LOGO]
                                                               ADVANTUS
                                                           FAMILY OF FUNDS



                                                   ANNUAL REPORT TO SHAREHOLDERS
                                                         ADVANTUS INDEX 500 FUND



                                                                   JULY 31, 1997

ADVANTUS INDEX 500 FUND
TABLE OF CONTENTS

PERFORMANCE UPDATE                            2

INVESTMENTS IN SECURITIES                     4

STATEMENT OF ASSETS AND LIABILITIES          13

STATEMENT OF OPERATIONS                      14

STATEMENT OF CHANGES IN NET ASSETS           15

NOTES TO FINANCIAL STATEMENTS                16

INDEPENDENT AUDITORS' REPORT                 20

FEDERAL INCOME TAX INFORMATION               21

SHAREHOLDER SERVICES                         22

September 15, 1997                                                       [PHOTO]

Dear Shareholders:

The last six months have certainly provided first hand evidence of a market in fluctuation. In the first calendar quarter of 1997, inflation fears linked to a
5.6 percent rise in the GDP caused the Federal Reserve to increase short-term money rates by 1/4 percent at the end of March. This "preemptive strike" combined with market expectations of an additional increase by the Federal Reserve in May caused a strong reaction in the market.

The expected inflation has not materialized. With second calendar quarter GDP growth expected to come in at around 2 percent, corporate earnings reports strong, and without an additional increase in interest rates by the Federal Reserve, the market rebounded sharply in May and has continued strong though June and July. July provided the best monthly performance since 1991, driving the year to date performance to 30.22 percent.

However, not all stocks performed equally. The largest 100 stocks in the S&P 500 based on market capitalization continue to lead the index. And at least one measure of stock price volatility, standard deviation of returns, is up in 1997. Standard deviation of returns statistically measures the potential range of future returns given the range of returns for the current time period. Therefore, a higher number means the statistical potential of future returns is much wider, both higher and lower. Through the second calendar quarter, the standard deviation of returns for 1997 was 15.4 percent, up from the average in 1992 through 1996 of 9.8 percent.

In the bond market, investment grade bonds posted low single digit returns through the first seven months of 1997. As signs of slower economic growth and low inflation encouraged bond investors, interest rates fell to the lower end of their recent range.

All indicators point to a continuation of strong market performance through the remainder of the year. Stable economic growth in the range of 1 to 4 percent is expected through 1997. Long-term inflation will be contained by cheap global labor, technology and corporate productivity enhancements. Although market equity valuations are high, there is additional room for growth as corporations continue to show increases in earnings and profits.

The market will still find things to worry about: too much economic growth, the Federal Reserve's next move, monthly inflation indicators, and conflicting employment data. Occasional scares will translate into continued volatility; in interest rates in the bond market, and stock prices in the stock market. We view these possibilities as buying opportunities. We see the corporate bond and mortgage markets continuing to expand, with the expectation of high single digit return potential through the end of the year. Stock market growth will likely slow as corporations find it increasingly difficult to maintain current earnings and profitability growth rates. Choosing the right securities in a fluctuating environment, and maintaining a long-term view in the midst of short-term volatility requires experience and expertise. Advantus Capital Management provides you with a professional staff of experienced money managers able to sift through the noise in the marketplace and maintain a stable investment discipline. We also have the long-term outlook required to develop thoughtful, well-conceived investment strategies for you. We appreciate your continued confidence in our ability to provide you with prudent, competitive investment performance.

Sincerely,

       [SIGNATURE]
Paul Gooding, President

Advantus Capital Management, Inc.

ADVANTUS INDEX 500 FUND
PERFORMANCE UPDATE
[PHOTO]
TERI BRANDT
PORTFOLIO MANAGER
The Advantus Index 500
Fund seeks investment results that
correspond generally to the price and
yield performance of the common stocks
included in the Standard and Poor's
Corporation 500 Composite Stock Index
(S&P 500).+ It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy.
  -Dividends paid quarterly.
  -Capital gains distributions paid annually.
PERFORMANCE

The Advantus Index 500 Fund consists of publicly traded common stocks representing leading companies in virtually all segments of the American economy. The Fund is designed to reflect the results that correspond to the investment performance of the stock market in general. We seek to accomplish this by using a computer model that positions the Fund to optimally track the behavior of the S&P 500.*

The S&P 500* returned 22.4 percent for the period from January 31, 1997 (date of inception) to July 31, 1997. The Advantus Index 500 Fund, in comparison, returned the following for each class of shares currently offered for the same period:

Class A         21.3%**
Class B         20.8%**
Class C         20.4%**

                                                              ADVANTUS INDEX 500
                                                                            FUND
                                                                   JULY 31, 1997

+"Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-, "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advantus Index 500 Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.
*The S&P 500 is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.
The Advantus Index 500 Fund is a managed fund whose performance reflects the deduction of an investment advisory fee and other expenses.
**Historical performance is not an indication of future performance. These performance results do not reflect the impact of Class A's maximum 5 percent front-end sales charge or Class B's maximum 5 percent contingent deferred sales charge.

TEN LARGEST STOCK HOLDINGS

                                          MARKET     % OF STOCK
COMPANY                         SHARES     VALUE      PORTFOLIO
------------------------------  ------  -----------  -----------
General Electric Company......  4,500   $   315,844       3.1%
Microsoft Corporation.........  1,700       240,550       2.3%
Coca-Cola Company.............  3,400       235,450       2.3%
Exxon Corporation.............  3,400       218,450       2.1%
Intel.........................  2,200       201,988       2.0%
Merck & Company, Inc..........  1,700       176,694       1.7%
Royal Dutch Petroleum ADR.....  3,000       167,812       1.6%
Philip Morris Companies,
 Inc..........................  3,300       148,912       1.5%
International Business
 Machines Corporation.........  1,400       148,050       1.5%
Proctor & Gamble Company......    900       136,912       1.3%
                                        -----------       ---
                                        $ 1,990,662      19.4%
                                        -----------       ---
                                        -----------       ---

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Capital Goods                        7.6%
Consumer Goods and Services         34.1%
Credit Sensitive                    22.9%
Intermediate Goods and
Services                            16.0%
Technology                          18.1%
Cash and Other
Assets/Liabilities                   1.3%

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES
JULY 31, 1997
(Percentages of each investment category relate to total net assets.)

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
COMMON STOCKS (98.7%)
  CAPITAL GOODS (7.6%)
    Machinery (7.5%)
        400   Allied-Signal, Inc...........................  $     36,900
        200   AMP Incorporated.............................        10,450
        200   Avery Dennison Corporation...................         8,825
        300   Browning-Ferris Industries, Inc..............        11,100
        100   Case Corporation.............................         6,244
        400   Caterpillar, Inc.............................        22,400
        200   Cooper Industries (b)........................        11,112
        200   Cummings Engine Co...........................        15,700
        200   Dana Corporation.............................         9,088
        300   Deere & Company..............................        17,062
        300   Dover Corporation............................        21,412
        100   Eaton Corporation............................         9,031
        500   Emerson Electric Company.....................        29,500
        100   Fluor Corporation............................         6,150
        100   General Dynamics Corporation.................         8,850
      4,500   General Electric Company.....................       315,844
        100   WW Grainger, Inc.............................         9,600
        300   Ikon Office Solutions, Inc...................         8,756
        300   Illinois Tool Works, Inc.....................        15,562
        200   Ingersoll-Rand Company.......................        13,612
        200   ITT Corporation (b)..........................        12,788
        100   ITT Hartford Group...........................         8,712
        200   Johnson Controls.............................         8,962
        600   Laidlaw, Inc (c).............................         9,562
        500   Pall Corporation.............................        12,562
        200   Paccar, Inc..................................         9,925
        200   Parker Hannifin Corporation..................        12,875
        100   Raychem Corporation..........................         9,700
        200   Textron, Inc.................................        14,012
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CAPITAL GOODS--CONTINUED
        300   Thermo Electron Corporation (b)..............  $     10,256
        400   Tyco International Ltd (b)...................        32,400
        100   Western Atlas Corporation (b)................         7,956
        600   Westinghouse Electric Corporation............        14,438
        300   Whitman Corporation..........................         7,575
        600   WMX Technologies, Inc........................        19,200
                                                             ------------
                                                                  778,121
                                                             ------------
    Electronics (.1%)
        300   Advanced Micro Devices, Inc (b)..............        10,519
                                                             ------------
  CONSUMER GOODS AND SERVICES (34.1%)
    Consumer Goods (19.1%)
      1,000   Abbott Laboratories..........................        65,437
        200   Alberto-Culver Company.......................         5,612
        300   Alza Corporation (b).........................         9,694
        900   American Home Products Corporation...........        74,194
        300   Amgen, Inc (b)...............................        17,644
        600   Anheuser-Busch Companies, Inc................        25,762
        200   Avon Products................................        14,512
        300   Bausch & Lomb Inc............................        12,769
        300   Baxter International, Inc....................        17,344
        200   Becton, Dickinson and Company................        10,725
        200   Boston Scientific Corporation (b)............        14,350
      1,400   Bristol-Myers Squibb Company.................       109,812
        200   Brown-Forman, Inc............................         9,750
        600   Cabletron Systems Incorporated (b)...........        20,325
        200   Cardinal Health Inc..........................        12,450

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
        200   Liz Clairborne, Incorporated.................  $      9,575
        100   Clorox Company...............................        13,962
      3,400   Coca-Cola Company............................       235,450
        400   Colgate-Palmolive Company....................        30,300
        900   Columbia/HCA Healthcare Corporation..........        29,025
        300   Deluxe Corporation...........................         9,994
        800   Eli Lilly & Company..........................        90,400
        500   Fortune Brands, Inc..........................        17,719
        800   Gillette Company.............................        79,200
        400   Guidant Corporation..........................        36,500
        200   International Flavors & Fragrances, Inc......        10,612
      1,800   Johnson & Johnson............................       112,162
        200   Mallinckrodt, Inc............................         7,000
        300   Medtronic, Inc...............................        26,175
      1,700   Merck & Company, Inc.........................       176,694
      2,000   Pepsico, Inc.................................        76,625
      1,800   Pfizer, Inc..................................       107,325
        700   Pharmacia & UpJohn...........................        26,425
      3,300   Philip Morris Companies, Inc.................       148,912
        900   Procter & Gamble Company.....................       136,912
        900   Schering-Plough Corporation..................        49,106
        300   Service Corporation International............        10,200
        400   Seagram Company Ltd (c)......................        15,325
        300   Tenet Healthcare Corporation (b).............         8,981
        200   Unilever N.V. (c)............................        43,600
        300   UST, Inc.....................................         8,719
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
        400   Warner-Lambert Company.......................  $     55,875
                                                             ------------
                                                                1,993,153
                                                             ------------
    Consumer Services (4.6%)
        300   H & R Block, Incorporated....................        11,494
        200   Ceridian Corporation (b).....................         8,750
        200   Cognizant Corporation........................         8,525
        400   Comcast Corporation..........................         9,075
        300   CUC International, Inc (b)...................         7,388
        900   Walt Disney Company..........................        72,731
        200   R.R. Donnelley & Sons Company................         8,038
        200   Dow Jones & Company..........................         8,638
        300   Dun & Bradstreet Corporation.................         8,100
        400   Eastman Kodak Company........................        26,800
        200   Gannett Company..............................        19,862
        300   Hasbro, Inc..................................         9,206
        300   HFS Incorporated (b).........................        17,475
        500   Healthsouth Rehabilitation Corporation (b)...        13,250
        300   Hilton Hotels Corporation....................         9,431
        800   Humana (b)...................................        19,500
        200   Knight-Ridder, Incorporated..................         9,938
        100   Marriott International, Inc..................         6,875
        300   Mattel, Inc..................................        10,425
        900   McDonalds Corporation........................        48,375
        200   McGraw-Hill Companies, Inc...................        13,562
        300   Polaroid Corporation.........................        17,850

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
        100   New York Times Company.......................  $      5,025
        200   St. Jude Medical, Incorporated (b)...........         8,162
        700   Time Warner, Inc.............................        38,193
        300   Times Mirror Company.........................        16,388
        200   Tribune Company..............................        10,588
        200   United Health Care...........................        11,400
        300   United States Surgical Corporation...........        11,138
        300   Viacom (b)...................................         9,262
                                                             ------------
                                                                  475,444
                                                             ------------
    Food (2.8%)
        200   Albertson's Incorporated.....................         7,412
        500   Archer-Daniels-Midland Company...............        11,250
        600   Campbell Soup Company........................        31,125
        300   Conagra, Inc.................................        21,094
        200   CPC International............................        19,188
        800   Fleming Companies, Incorporated..............        12,750
        200   General Mills, Inc...........................        13,825
        400   H.J. Heinz Company...........................        18,475
        200   Hershey Foods Corporation....................        11,050
        300   Kellogg Company..............................        27,562
        400   Kroger Company (b)...........................        11,825
        300   Quaker Oats Company..........................        15,356
        100   Ralston-Ralston Purina Group.................         9,025
        700   Sara Lee Corporation.........................        30,669
        300   Super Value Inc..............................        12,150
        200   Sysco Corporation............................         7,462
        500   Wendy's International, Inc...................        12,219
        200   Winn-Dixie Stores, Incorporated..............         7,325
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
        200   WM. Wrigley Jr. Company......................  $     15,387
                                                             ------------
                                                                  295,149
                                                             ------------
    Retail (4.0%)
        400   American Stores Company......................        10,100
        200   CVS Corporation..............................        11,375
        300   Costco Companies, Incorporated (b)...........        11,362
        200   Dayton Hudson Corporation....................        12,925
        300   Dillard Department Stores, Inc...............        11,344
        200   Federated Department Stores (b)..............         8,762
        300   Gap, Incorporated............................        13,331
        200   Harcourt General, Incorporated...............         9,450
        900   Home Depot, Inc..............................        44,888
        700   K Mart Corporation (b).......................         8,312
        400   Limited, Inc.................................         8,925
        200   May Department Stores Company................        11,175
        300   Nike, Inc....................................        18,694
        200   Nordstrom, Incorporated......................        11,338
        300   J.C. Penney Company, Inc.....................        17,550
        200   Rite Aid Corporation.........................        10,388
        500   Sears, Roebuck and Company...................        31,656
        600   Toys R Us (b)................................        20,438
      3,100   Wal-Mart Stores, Inc.........................       116,444
        300   Walgreen Company.............................        16,950
        500   Woolworth Corporation (b)....................        14,156
                                                             ------------
                                                                  419,563
                                                             ------------
    Consumer Cyclicals (3.6%)
        300   Autozone, Inc (b)............................         8,588

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
        300   Brunswick Corporation........................  $      9,675
        800   Chrysler Corporation Holding Company.........        29,700
        200   Circuit City Stores, Incorporated............         7,250
        400   Cooper Tire & Rubber Company.................         9,975
        300   Corning, Inc.................................        18,544
        200   Echlin, Incorporated.........................         7,412
      1,500   Ford Motor...................................        61,312
        200   Fruit of the Loom (b)........................         5,475
        900   General Motors Corporation...................        55,687
        300   Genuine Parts Company........................         9,788
        200   Goodyear Tire & Rubber Company...............        12,912
        300   Interpublic Group Company....................        13,425
        500   ITT Industries...............................        14,156
        200   Lowe's Companies, Incorporated...............         7,525
        200   Merchantile Stores Company...................        13,438
        200   Newell Company...............................         8,388
        500   Rowan Co (b).................................        16,438
        300   Rubbermaid Incorporated......................         7,819
        200   The Stanley Works............................         9,062
        200   Tandy Corp...................................        11,888
        400   TJX Companies, Incorporated..................        11,950
        100   V.F. Corporation.............................         8,975
        200   Whirlpool Corporation........................        10,000
                                                             ------------
                                                                  369,382
                                                             ------------
  CREDIT SENSITIVE (22.9%)
    Building (.3%)
        100   Armstrong World Industries, Inc..............         7,381
        200   Masco Corporation............................         9,375
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CREDIT SENSITIVE--CONTINUED
        200   PPG Industries, Incorporated.................  $     12,800
        200   Sherwin-Williams Company.....................         6,412
                                                             ------------
                                                                   35,968
                                                             ------------
    Finance (15.3%)
        200   Aetna, Incorporated..........................        22,788
        200   Ahmanson & Company...........................        10,637
        600   Allstate Corporation.........................        47,400
        600   American Express Company.....................        50,250
        200   American General Corporation.................        10,650
      1,050   American Internationl Group, Inc.............       111,825
        150   AON Corporation..............................         8,400
        500   Bank of New York.............................        24,281
        800   Banc One Corporation.........................        44,900
      1,000   Bankamerica Corporation......................        75,500
        200   Bank of Boston Corporation...................        16,987
        100   Bankers Trust New York Corporation...........        10,119
        200   Barnett Banks, Inc...........................        11,387
        300   Beneficial Corporation.......................        21,750
        300   Charles Schwab Corp..........................        14,044
        600   Chase Manhattan Corporation..................        68,138
        200   Chubb Corporation............................        14,100
        100   Cigna Corporation............................        19,950
        600   Citicorp.....................................        81,450
        300   Comerica.....................................        22,688
        200   Conseco, Incorporated........................         8,150
        200   Corestates Financial Corporation.............        12,338
        400   Countrywide Credit Industries................        14,100

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CREDIT SENSITIVE--CONTINUED
        800   Federal Home Loan Mortgage Corporation.......  $     28,850
      1,400   Federal National Mortgage Association........        66,238
        300   Fifth Third Bancorp..........................        18,956
        200   First Bank Systems, Incorporated.............        17,800
        500   First Chicago NBD Corporation................        37,938
        500   First Data Corporation.......................        21,812
        400   First Union Corporation......................        40,575
        300   Fleet Financial Group, Incorporated..........        20,362
        100   General Re Corporation.......................        20,888
        100   Golden West Financial Corporation............         8,412
        200   Green Tree Financial Corporation.............         9,425
        100   Household International, Inc.................        12,950
        200   Keycorp......................................        12,438
        200   Jefferson-Pilot Corporation..................        14,212
        100   Lincoln National Corporation.................         7,112
        100   Loews Corporation............................        10,812
        200   Marsh & McLennen.............................        15,488
        100   MBIA.........................................        11,800
        300   MBNA Corporation.............................        13,500
        200   MGIC Investment Corporation..................        10,512
        400   Mellon Bank Corporation......................        20,175
        400   Merrill Lynch & Company, Inc.................        28,175
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CREDIT SENSITIVE--CONTINUED
        200   J.P. Morgan & Company, Incorporated..........  $     23,175
        730   Morgan Stanley Group.........................        38,188
        200   National City Corporation....................        11,900
      1,030   Nationsbank Corporation......................        73,323
        600   Norwest Corporation..........................        37,838
        600   PNC Bank Corporation.........................        27,450
        500   Providian
               Corporation (b).............................        19,594
        100   Republic New York Corporation................        11,550
        200   Safeco Corporation...........................         9,575
        300   Salomon, Inc.................................        19,031
        100   St. Paul Companies, Inc......................         7,844
        400   Suntrust Banks, Inc..........................        25,675
        200   Torchmark Corporation........................        15,925
        100   Transamerica Corporation.....................        10,088
        200   U.S. Bancorp.................................        13,350
        200   Unum Corporation.............................         8,900
        200   Wachovia Corporation.........................        12,900
        380   Washington Mutual Inc........................        26,268
        100   Wells Fargo & Company........................        27,494
                                                             ------------
                                                                1,590,330
                                                             ------------
    Utilities (7.3%)
        600   Airtouch Communications (b)..................        19,762
        500   Alltel Corp..................................        16,438

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CREDIT SENSITIVE--CONTINUED
        200   American Electric Power Company, Inc.........  $      8,950
        800   Ameritech....................................        53,950
      2,100   AT&T Corporation.............................        77,306
        300   Baltimore Gas & Electric.....................         8,343
        600   Bell Atlantic Corporation....................        43,537
      1,300   Bellsouth Corporation........................        61,588
        200   Carolina Power & Light Company...............         7,125
        300   Central & Southwest Corporation..............         6,019
        200   Cinergy Corporation..........................         6,725
        100   Columbia Gas System, Incorporated............         6,875
        200   Consolidated Edison Company of New York......         6,325
        300   Consolidated Natural Gas Company.............        17,362
        200   Dominion Resources, Inc......................         7,350
        600   DTE Energy Company...........................        17,962
        407   Duke Power Company...........................        20,636
        400   Edison International.........................        10,100
        400   Enron Corporation............................        15,175
        300   Entergy Corporation..........................         8,194
        200   FPL Group, Inc...............................         9,575
        600   Frontier Corporation.........................        12,375
        200   GPU Incorporated.............................         6,938
      1,200   GTE Corporation..............................        55,800
        300   Houston Industries, Incorporated.............         6,281
        200   Northern States Power Company................        10,275
        700   Nynex Corporation............................        38,806
        300   Pacificorp...................................         6,694
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  CREDIT SENSITIVE--CONTINUED
        300   Peco Energy Company..........................  $      7,050
        400   Pacific Gas & Electric Corporation...........         9,925
        300   Public Service Enterprise Group, Inc.........         7,425
      1,192   SBC Communications, Inc......................        70,551
        900   Southern Company.............................        19,744
        600   Texas Utilities Company......................        21,262
        300   Unicom Corporation...........................         6,806
        200   Union Electric Company.......................         7,700
        700   U.S. West Communications Group...............        25,594
        600   U.S. West Media Group (b)....................        13,237
                                                             ------------
                                                                  755,760
                                                             ------------
  INTERMEDIATE GOODS AND SERVICES (16.0%)
    Energy (8.8%)
        300   Amerada Hess Corporation.....................        17,644
        700   Amoco Corporation............................        65,800
        200   Ashland Incorporated.........................        10,625
        400   Atlantic Richfield Company...................        29,925
        200   Baker Hughes, Incorporated...................         8,812
        300   Burlington Resources, Inc....................        14,175
        900   Chevron Corporation..........................        71,213
        300   Coastal Corporation..........................        16,312
        200   Dresser Industries, Inc......................         8,350
      3,400   Exxon Corporation............................       218,450
        200   Halliburton Company..........................         9,200

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  INTERMEDIATE GOODS AND SERVICES-- CONTINUED
        100   Kerr-McGee Corporation.......................  $      6,262
        100   Louisiana Land & Exploration Company.........         7,062
      1,000   Mobil Corporation............................        76,500
        300   Occidental Petroleum Corporation.............         7,519
        100   Pennzoil Company.............................         7,812
        300   Phillips Petroleum Company...................        13,819
      3,000   Royal Dutch Petroleum ADR (c)................       167,812
        600   Schlumberger Limited (c).....................        45,825
        300   Sonat, Inc...................................        14,962
        200   Tenneco, Inc.................................         9,325
        400   Texaco, Inc..................................        46,425
        800   Union Pacific Resources Group, Inc...........        19,750
        200   Unocal Corporation...........................         8,000
        300   USX - Marathon Group.........................         9,656
                                                             ------------
                                                                  911,235
                                                             ------------
    Materials (6.1%)
        100   Air Products and Chemicals, Inc..............         8,819
        200   Alcan Aluminium Limited (c)..................         7,838
        300   Allegheny Teledyne Incorporated..............         9,338
        200   Aluminum Company of America..................        17,700
        300   Barrick Gold Corporation (c).................         6,844
        200   Bemis Company, Inc...........................         9,188
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  INTERMEDIATE GOODS AND SERVICES-- CONTINUED
        200   Champion International Corporation...........  $     12,400
        100   Crown Cork & Seal Company, Inc...............         5,056
        300   Dow Chemical Company.........................        28,500
      1,500   E.I. Du Pont De Nemours and Company..........       100,406
        200   Eastman Chemical Company.....................        12,100
        200   Ecolab, Incorporated.........................         9,338
        500   Engelhard Corporation........................        10,750
        100   FMC Corporation (b)..........................         8,575
        300   Freeport-McMoran Copper......................         8,775
        100   Georgia-Pacific Corporation..................         9,444
        200   B.F. Goodrich Company........................         9,038
        300   W.R. Grace & Co..............................        18,450
        300   Hercules, Incorporated.......................        15,938
        700   Homestake Mining Company.....................         9,669
        400   Inco Limited (c).............................        12,375
        300   International Paper Company..................        16,800
        700   Kimberly-Clark Corporation...................        35,481
        100   Mead Corporation.............................         7,200
        700   Monsanto Company.............................        34,869
        200   Morton International (b).....................         6,688
        200   Newmont Mining Corporation...................         8,250
        200   Nucor Corporation............................        12,412

              See accompanying notes to investments in securities.

                                                         ADVANTUS INDEX 500 FUND
                                            INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  INTERMEDIATE GOODS AND SERVICES-- CONTINUED
        100   Phelps Dodge Corporation.....................  $      8,506
        100   Pioneer Hi-Bred International, Inc...........         7,400
        200   Praxair, Inc.................................        11,025
        100   Reynolds Metals Company......................         7,800
        100   Rohm and Haas Company........................         9,800
        200   Temple-Inland, Incorporated..................        13,462
        800   Travelers Group, Incorporated................        57,550
        300   Union Camp Corporation.......................        17,568
        200   Union Carbide Corporation....................        11,075
        300   USX - U.S. Steel Group, Incorporated.........        10,969
        200   Weyerhaeuser
               Company.....................................        12,450
        100   Willamette Industries, Incorporated..........         7,619
        200   Williams Company.............................         9,150
                                                             ------------
                                                                  636,615
                                                             ------------
    Transportation (1.1%)
        100   AMR Corporation (b)..........................        10,756
        200   Burlington Northern Santa Fe.................        19,312
        400   CSX Corporation..............................        24,700
        100   Delta Air Lines, Inc.........................         8,888
        100   Federal Express Corporation (b)..............         6,456
        200   Norfolk Southern Corporation.................        22,150
        300   Union Pacific Corporation....................        21,506
                                                             ------------
                                                                  113,768
                                                             ------------
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  TECHNOLOGY (18.1%)
        200   Adobe Systems, Incorporated (b)..............  $      7,475
        150   Andrew Corporation (b).......................         3,909
        500   Apple Computer (b)...........................         8,750
        200   Applied Materials, Incorporated (b)..........        18,375
        300   Automatic Data Processing, Inc...............        14,850
        500   Bay Networks, Inc (b)........................        15,250
      1,000   Boeing Company...............................        58,812
        900   Cisco Systems, Inc (b).......................        71,606
        200   Commscope (b)(c).............................         3,200
      1,000   Compaq Computer Corporation (b)..............        57,125
        400   Computer Associates International............        27,225
        100   Computer Sciences Corporation (b)............         8,143
        400   Dell Computer Corporation (b)................        34,200
        200   Digital Equipment (b)........................         8,237
        400   DSC Communications (b).......................        11,800
        300   EMC Corporation (b)..........................        15,150
      1,500   Equifax......................................        50,906
        150   General Semiconductor (b)....................         2,288
        100   Harris Corporation...........................         8,688
      1,400   Hewlett-Packard Company......................        98,098
        100   Honeywell, Inc...............................         7,469
      1,400   International Business Machines
               Corporation.................................       148,050
      2,200   Intel........................................       201,988
        200   Lockheed Martin Corporation..................        21,300
        900   Lucent Technologies, Incorporated............        76,444

              See accompanying notes to investments in securities.

ADVANTUS INDEX 500 FUND
INVESTMENTS IN SECURITIES--CONTINUED

                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  TECHNOLOGY--CONTINUED
        400   LSI Logic Corporation (b)....................  $     12,625
        200   McDonnell Douglas Corporation................        15,300
        800   MCI Communications...........................        28,250
        200   Micron Technology, Inc (b)...................         9,738
      1,700   Microsoft Corporation (b)....................       240,550
        600   Minnesota Mining and Manufacturing Company...        56,850
        800   Motorola.....................................        64,250
        300   National Semiconductor Corporation (b).......         9,450
        600   Nextlevel System (b).........................        11,962
        300   Northern Telecom Limited.....................        31,369
        100   Northrop Grumman Corporation.................        11,512
        800   Oracle Corporation (b).......................        43,550
        200   Parametric Technology Corporation (b)........         9,800
        200   Perkin-Elmer.................................        16,325
        200   Pitney Bowes, Inc............................        15,025
        400   Raytheon Company.............................        22,350
                                                                MARKET
  SHARES                                                       VALUE(a)
-----------                                                  ------------
  TECHNOLOGY--CONTINUED
        200   Rockwell International Corporation...........  $     13,125
        200   Seagate Technology, Incorporated (b).........         8,212
        900   Silicon Graphics, Incorporated (b)...........        22,500
        400   Southwest Airlines Company...................        11,675
        500   Sprint Corporation...........................        24,750
        500   Sun Microsystems, Inc (b)....................        22,844
        600   Tele-Communications, Inc (b).................        10,275
        200   Tellabs, Incorporated (b)....................        11,975
        300   Texas Instruments, Incorporated..............        34,500
        300   TRW, Inc.....................................        17,550
        300   United Technologies Corporation..............        25,369
      1,400   Worldcom, Incorporated (b)...................        48,912
        400   Xerox Corporation............................        32,900
        400   3 Com (b)....................................        21,875
                                                             ------------
                                                                1,884,706
                                                             ------------
Total investments in securities
  (cost: $8,353,294) (d)...................................  $ 10,269,713
                                                             ------------
                                                             ------------

Notes to Investments in Securities
----------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 3.0% of net assets in foreign securities as of July 31, 1997.
(d) At July 31, 1997 the cost of securities for federal income tax purposes was $8,365,595. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation...........  $1,971,403
Gross unrealized depreciation...........     (67,285)
                                          ----------
Net unrealized appreciation.............  $1,904,118
                                          ----------
                                          ----------

                                                         ADVANTUS INDEX 500 FUND
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                                   JULY 31, 1997

                                  ASSETS
Investments in securities, at value--see accompanying
 schedule for detailed listing (identified cost:
 $8,353,294)................................................  $ 10,269,713
Cash in bank on demand deposit..............................        46,588
Receivable for Fund shares sold.............................        82,735
Dividends receivable........................................        11,864
Organizational costs........................................        79,940
                                                              ------------
    Total assets............................................    10,490,840
                                                              ------------
                               LIABILITIES
Payable for Fund shares redeemed............................            25
Payable to Adviser..........................................        87,302
                                                              ------------
    Total liabilities.......................................        87,327
                                                              ------------
Net assets applicable to outstanding capital stock..........  $ 10,403,513
                                                              ------------
                                                              ------------
Represented by:
  Capital stock--authorized 10 billion shares (Class A--2
   billion shares, Class B--2 billion shares, Class C--2
   billion shares and 4 billion shares unallocated) of $.01
   par value (note 1).......................................  $      8,084
  Additional paid-in capital................................     8,459,743
  Undistributed net investment income.......................        14,691
  Accumulated net realized gains from investments...........         4,576
  Unrealized appreciation on investments....................     1,916,419
                                                              ------------
    Total--representing net assets applicable to outstanding
     capital stock..........................................  $ 10,403,513
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class A Shares.........  $  8,175,776
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class B Shares.........  $  1,961,949
                                                              ------------
                                                              ------------
Net assets applicable to outstanding Class C Shares.........  $    265,788
                                                              ------------
                                                              ------------
Shares outstanding and net asset value per share:
  Class A--Shares outstanding 634,472.......................  $      12.89
                                                              ------------
                                                              ------------
  Class B--Shares outstanding 152,487.......................  $      12.87
                                                              ------------
                                                              ------------
  Class C--Shares outstanding 20,690........................  $      12.85
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
STATEMENT OF OPERATIONS
PERIOD FROM SEPTEMBER 4, 1996, COMMENCEMENT OF OPERATIONS, TO JULY 31, 1997

Investment income:
  Interest..................................................  $      8,833
  Dividends.................................................        71,123
                                                              ------------
      Total investment income...............................        79,956
                                                              ------------
Expenses (note 4):
  Investment advisory fee...................................        13,820
  Distribution fees--Class A................................         9,469
  Distribution fees--Class B................................         3,691
  Distribution fees--Class C................................           640
  Administrative services fee...............................        39,600
  Amortization of organizational costs......................         8,882
  Transfer agent fees.......................................         6,000
  Custodian fees............................................           916
  Auditing and accounting services..........................         9,000
  Legal fees................................................         4,007
  Directors' fees...........................................            62
  Registration fees.........................................         3,055
  Printing and shareholder reports..........................           284
  Insurance.................................................         5,960
  Other.....................................................         2,966
                                                              ------------
      Total expenses........................................       108,352
  Less fees and expenses waived or absorbed:
    Class A distribution fees...............................        (6,313)
    Other fund expenses.....................................       (70,164)
                                                              ------------
      Total fees and expenses waived or absorbed............       (76,477)
                                                              ------------
      Total net expenses....................................        31,875
                                                              ------------
      Investment income--net................................        48,081
                                                              ------------
Realized and unrealized gains on investments:
  Net realized gains on investments (note 3)................         4,576
  Net change in unrealized appreciation or depreciation on
   investments..............................................     1,916,419
                                                              ------------
  Net gains on investments..................................     1,920,995
                                                              ------------
Net increase in net assets resulting from operations........  $  1,969,076
                                                              ------------
                                                              ------------

                See accompanying notes to financial statements.

                                                         ADVANTUS INDEX 500 FUND
                                              STATEMENT OF CHANGES IN NET ASSETS
     PERIOD FROM SEPTEMBER 4, 1996, COMMENCEMENT OF OPERATIONS, TO JULY 31, 1997

Operations:
  Investment income--net..........................  $     48,081
  Net realized gains on investments...............         4,576
  Net change in unrealized appreciation or
   depreciation on investments....................     1,916,419
                                                    ------------
      Increase in net assets resulting from
      operations..................................     1,969,076
                                                    ------------
Distributions to shareholders from net investment
 income:
    Class A.......................................       (37,824)
    Class B.......................................        (3,405)
    Class C.......................................        (1,043)
                                                    ------------
      Total distributions.........................       (42,272)
                                                    ------------
Capital share transactions (notes 4 and 6):
  Proceeds from sales:
    Class A.......................................     6,559,299
    Class B.......................................     1,754,388
    Class C.......................................       228,318
  Proceeds from issuance of share as a result of
   reinvested dividends:
    Class A.......................................         5,289
    Class B.......................................         3,405
    Class C.......................................         1,043
  Payments for redemption of shares:
    Class A.......................................       (53,724)
    Class B.......................................       (20,288)
    Class C.......................................        (1,021)
                                                    ------------
      Increase in net assets from capital share
      transactions................................     8,476,709
                                                    ------------
      Total increase in net assets................    10,403,513
Net assets at beginning of period.................            --
                                                    ------------
Net assets at end of period (including
 undistributed net investment income of
 $14,691).........................................  $ 10,403,513
                                                    ------------
                                                    ------------

                See accompanying notes to financial statements.

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1997

(1) ORGANIZATION
    Advantus Index 500 Fund, Inc. (the Fund) was incorporated on July 3, 1996. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's Corporation 500 Composite Stock Index.

    The Fund currently issues three classes of shares: Class A, Class B and Class C shares. Class A shares are sold subject to a front-end sales charge. Class B shares are sold subject to a contingent deferred sales charge payable upon redemption if redeemed within six years of purchase. Class C shares are sold without either a front-end sales charge or a contingent deferred sales charge. Both Class B and Class C are subject to a higher Rule 12b-1 fee than Class A shares. Both Class B and Class C shares automatically convert to Class A shares at net asset value after a specified holding period. Such holding periods decline as the amount of the purchase increases and range from 28 to 84 months after purchase for Class B shares and 40 to 96 months after purchase for Class C shares. All three classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between Class A, Class B and Class C shares. Income, expenses (other than distribution fees) and realized and unrealized gains or losses are allocated to each class of shares based upon its relative net assets.

    On September 4, 1996, Advantus Capital Management, Inc. (Advantus Capital or the Adviser) purchased 5,000 Class A shares, 5,000 Class B shares and 5,000 Class C shares. Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company (MIMLIC Management) which is a wholly-owned subsidiary of The Minnesota Mutual Life Insurance Company (Minnesota Mutual). Inception of the Fund was January 31, 1997 when the shares became effectively registered under the Securities Exchange Act of 1933 (1933 Act). Prior to the date of inception, Minnesota Mutual purchased 500,000 Class A shares for $5 million.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are summarized as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a national exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities are valued at market.

                                                         ADVANTUS INDEX 500 FUND
                                        NOTES TO FINANCIAL STATEMENTS--CONTINUED

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and discount computed on a level yield basis, is accrued daily, if any.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. The Fund's policy is to make required minimum distributions prior to December 31, in order to avoid federal excise tax.

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment was made to increase undistributed net investment income and decrease additional paid-in capital by $8,882.

  DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income are declared and paid quarterly. Realized gains, if any, are paid annually.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the period from September 4, 1996 to July 31, 1997, purchases of securities and proceeds from sales, other than temporary investments in short-term securities aggregated $8,770,694 and $421,977, respectively.

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has an investment advisory agreement with Advantus Capital. Under the agreement, Advantus Capital acts as investment adviser and manager for the Fund. The fee for investment management and advisory services is based on the average daily net assets of the Fund at the annual rate of .34 percent. The Fund has engaged Minnesota Mutual to act as its transfer agent, dividend disbursing agent and redemption agent and bears the expenses of such services. Subject to a minimum annual fee of $12,000, Minnesota Mutual provides transfer agent services to the Fund at an annual cost of $25 per shareholder account.

    The Fund has adopted separate Plans of Distribution applicable to Class A, Class B and Class C shares, respectively, relating to the payment of certain distribution expenses pursuant to Rule 12b-1 under the Investment Company Act of 1940 (as amended). The Fund pays distribution fees to Ascend Financial Services, Inc. (Ascend), formerly known as MIMLIC Sales Corporation, the underwriter of the Fund and wholly-owned subsidiary of MIMLIC Management, to be used to pay certain expenses incurred in the distribution, promotion and servicing of the Fund's shares. The Class A Plan provides for a fee up to .30 percent of average daily net assets of Class A shares. The Class B and Class C Plans provide for a fee up to 1.00 percent of average daily net assets of Class B and Class C shares, respectively. The Class B and Class C

ADVANTUS INDEX 500 FUND
NOTES TO FINANCIAL STATEMENTS--CONTINUED

(4) EXPENSES AND RELATED PARTY TRANSACTIONS--(CONTINUED)
1.00 percent fee is comprised of a .75 percent distribution fee and a .25 percent service fee. Ascend is currently waiving that portion of Class A distribution fees which exceeds, as a percentage of average daily net assets,
 .10 percent. Ascend waived Class A distribution fees in the amount of $6,313 for the period ended July 31, 1997.

    The Fund also bears certain other operating expenses including outside directors' fees, custodian fees, registration fees, printing and shareholder reports, legal, auditing and accounting services, organizational costs and other miscellaneous expenses.

    The Fund pays an administrative services fee to Minnesota Mutual for accounting, auditing, legal and other administrative services which Minnesota Mutual provides. The administrative service fee is $3,600 per month.

    Advantus Capital directly incurs and pays the above operating expenses and the Fund in turn reimburses Advantus Capital. During the period ended July 31, 1997, Advantus Capital voluntarily agreed to absorb $70,164 in expenses which were otherwise payable by the Fund.

    As of July 31, 1997, Minnesota Mutual and subsidiaries and the directors and officers of the Fund as a whole own the following shares:

                                               NUMBER OF SHARES   PERCENTAGE OWNED
                                               ----------------   ----------------
Class A......................................       505,102            79.6%
Class B......................................         5,093             3.3%
Class C......................................         5,087            24.6%

    During the period ended July 31, 1997, legal fees, a portion of which are included in organizational costs, were paid to a law firm of which the Fund's secretary is a partner in the amount of $23,555.

(5) ORGANIZATIONAL COSTS
    The Fund incurred organizational expenses in connection with the start-up and initial registration. These costs are being amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by Advantus Capital, or any other holder, representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion (based on the ratio that the number of initial shares redeemed bears to the total number of outstanding initial shares of the Fund at the date of redemption) of the unamortized organizational cost balance.

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares for the period from September 4, 1996 to July 31, 1997 were as follows:

                                                                                        CLASS A    CLASS B     CLASS C
                                                                                       ---------  ---------  -----------
Sold.................................................................................    638,721    153,967      20,674
Issued for reinvested distributions..................................................        456        303          99
Redeemed.............................................................................     (4,705)    (1,783)        (83)
                                                                                       ---------  ---------  -----------
                                                                                         634,472    152,487      20,690
                                                                                       ---------  ---------  -----------
                                                                                       ---------  ---------  -----------

                                                         ADVANTUS INDEX 500 FUND
                                        NOTES TO FINANCIAL STATEMENTS--CONTINUED

(7) FINANCIAL HIGHLIGHTS
    Per share data for a share of capital stock and selected information for the period from January 31, 1997 (date of inception) to July 31, 1997 are as follows:

                                                                                     CLASS A      CLASS B      CLASS C
                                                                                   -----------  -----------  -----------
Net asset value, beginning of period.............................................   $   10.68    $   10.69    $   10.69
                                                                                   -----------  -----------  -----------
Income from investment operations:
  Net investment income..........................................................         .06          .01          .01
  Net gains or losses on securities (both realized and unrealized)...............        2.21         2.21         2.18
                                                                                   -----------  -----------  -----------
    Total from investment operations.............................................        2.27         2.22         2.19
                                                                                   -----------  -----------  -----------
Less distributions:
  Dividends from net investment income...........................................        (.06)        (.04)        (.03)
  Distributions from capital gains...............................................      --           --           --
                                                                                   -----------  -----------  -----------
    Total distributions..........................................................        (.06)        (.04)        (.03)
                                                                                   -----------  -----------  -----------
Net asset value, end of period...................................................   $   12.89    $   12.87    $   12.85
                                                                                   -----------  -----------  -----------
                                                                                   -----------  -----------  -----------
Total return (a) (b).............................................................        21.3%        20.8%        20.4%
Net assets, end of period (in thousands).........................................   $   8,176    $   1,962    $     266
Ratio of expenses to average daily net assets (d)................................         .70%(c)       1.60%(c)       1.60%(c)
Ratio of net investment income to average daily net assets (d)...................        1.19%(c)        .29%(c)        .29%(c)
Portfolio turnover rate (excluding short-term securities)........................        5.84%        5.84%        5.84%
Average commission rate on stock transactions (e)................................   $   .0319    $   .0319    $   .0319

------------

(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect the impact of front-end or contingent deferred sales charges.
(b) Total return is presented for the period from January 31, 1997, date of inception, to July 31, 1997.
(c) Adjusted to an annual basis.
(d) The Fund's Distributor and Adviser voluntarily waived and absorbed $50,025 in expenses for the period from January 31, 1997 to July 31, 1997. If Class A, B and C shares had been charged for these expenses, the ratio of expenses to average daily net assets would have been 2.29%, 2.99% and 2.99% for Class A, B and C, respectively, and the ratio of net investment income to average daily net assets would have been (.40%), (1.10%), and (1.10%) for Class A, B and C, respectively.
(e) Average commission rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of stocks for the period by the total number of related shares purchased and sold.

INDEPENDENT AUDITORS' REPORT

The Board of Directors
Advantus Index 500 Fund, Inc.:

    We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of the Advantus Index 500 Fund, Inc. (the Fund) as of July 31, 1997 and the related statements of operations and changes in net assets for the period from September 14, 1996, commencement of operations, to July 31, 1997, and the financial highlights for the period from January 31, 1997 (date of inception) to July 31, 1997. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

    We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased or sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 1997 and the results of its operations, changes in its net assets and financial highlights, for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
September 12, 1997

                                                         ADVANTUS INDEX 500 FUND
                                                  FEDERAL INCOME TAX INFORMATION

    The following information for federal income tax purposes is presented as an aid to shareholders in reporting the distributions paid by the Fund in the fiscal period ended July 31, 1997. Dividends for the 1997 calendar year will be reported to you on Form 1099-Div in late January 1998. Shareholders should consult a tax adviser on how to report these distributions for state and local purposes.

CLASS A

Income distribution--taxable as dividend income, 92.8% qualifying for deductions by corporations

PAYABLE DATE                                                                                                  PER SHARE
------------------------------------------------------------------------------------------------------------  ---------
December 26, 1996...........................................................................................  $   .1467
March 26, 1997..............................................................................................      .0323
June 25, 1997...............................................................................................      .0327
                                                                                                              ---------
                                                                                                              $   .2117
                                                                                                              ---------
                                                                                                              ---------

CLASS B

Income distribution--taxable as dividend income, 92.8% qualifying for deductions by corporations

                                                                                                                 PER
PAYABLE DATE                                                                                                    SHARE
------------------------------------------------------------------------------------------------------------  ---------
December 26, 1996...........................................................................................  $   .1467
March 26, 1997..............................................................................................      .0270
June 25, 1997...............................................................................................      .0172
                                                                                                              ---------
                                                                                                              $   .1909
                                                                                                              ---------
                                                                                                              ---------

CLASS C

Income distribution--taxable as dividend income, 92.8% qualifying for deductions by corporations

                                                                                                                 PER
PAYABLE DATE                                                                                                    SHARE
------------------------------------------------------------------------------------------------------------  ---------
December 26, 1996...........................................................................................  $   .1467
March 26, 1997..............................................................................................      .0166
June 25, 1997...............................................................................................      .0137
                                                                                                              ---------
                                                                                                              $   .1770
                                                                                                              ---------
                                                                                                              ---------

SHAREHOLDER SERVICES

    The Advantus Family of Funds offers a variety of services that enhance your ability to manage your assets. Check each Fund's prospectus for the details of the services and any limitations that apply to a particular Fund.

EXCHANGE PRIVILEGES: You can move all or part of your investment dollars from one fund to any other Advantus Fund you own (for identical registrations within the same class) at any time as your needs change. Exchanges are at the then current net asset value (exchanges from the Advantus Money Market Fund will incur the applicable sales charge, if not previously subjected to the charge). Shareholders may make four exchanges or telephone transfers between the Funds each calendar year without incurring a transaction charge. Thereafter, there will be a $7.50 transaction charge for each additional exchange or transfer within the calendar year. Systematic Exchange Plans are exempt from this charge.

INCOME DISTRIBUTION FLEXIBILITY: You can have your fund dividends and other distributions automatically reinvested with no sales charge, direct them from one Advantus Fund to any other you own within the Fund family or, if you desire, we'll pay you in cash.

SYSTEMATIC WITHDRAWAL PLAN: You can set up a plan to receive checks at specified intervals from your fund account--subject to minimum guidelines. Depending upon the performance of the underlying investment options, the value may be worth more or less than the original amount invested when withdrawn.

DIRECT DEPOSITS: At your request we will deposit your dividends or systematic withdrawals directly into your checking or savings account instead of sending you a check.

TELEPHONE TRANSFER: You may transfer money from one Advantus account to any other Advantus account you own just by calling our toll free number. Sign up for telephone exchanges on the Advantus Application or complete the telephone authorization form.

SYSTEMATIC TRANSFER: If you have an Advantus Money Market account you may transfer a set amount of money to another Advantus Fund to diversify your investment portfolio and take advantage of dollar-cost averaging.

AUTOMATIC PAYMENT OF INSURANCE PREMIUMS: You may automatically pay your Minnesota Mutual insurance premiums out of your Advantus Money Market account.

REDUCED SALES CHARGES: Letter of Intent, combined purchases with spouse, children or single trust estates, and the Right of Accumulation make it possible for you to reduce the sales charge on Advantus's non-money market funds.

SPECIAL PURCHASE PLANS: Our special purchase plans enable you to open an Advantus Fund account for as little as $25 and lower your average share cost through "dollar-cost averaging." (Dollar-cost averaging does not assure a profit, nor does it prevent loss in declining markets). One of these plans--The Automatic Investment Plan--allows you to invest automatically each month from your checking or savings account.

IRAS, OTHER QUALIFIED PLAN: You can use the Advantus Family of Funds for your Individual Retirement Account or other qualified plan including SEPS, SIMPLE, profit sharing, money purchase or defined benefit plans.

GROUP INVESTMENT PLAN: This plan provides employers and employees with a convenient means for investing in the funds through payroll deduction.

TELEPHONE REDEMPTION: You may call us and redeem shares over the phone. The proceeds will be sent by check to the address of record for the account. Amounts over $1,000 may be wire transferred to your personal bank account. The prevailing wire charge will be added to the withdrawal amount. Sign up for telephone redemption on the Advantus Application or complete a Service Request Form. To have the redemption automatically deposited into your checking account, please send a voided check from your bank. Depending on the performance of the underlying investment options, the value may be worth more or less than the original amount invested upon redemption. Some limitations apply, please refer to the prospectus for details.

ACCOUNT UPDATES: You'll receive written confirmation of every investment you initiate (monthly statements for your Money Market account) and quarterly reports to help you track all of your investments in the Advantus Family of Funds, and annual tax statements. Semiannual and annual reports will provide you with portfolio information, fund performance data and the current investment outlook.

TOLL-FREE SERVICE LINE: For your convenience in obtaining information and assistance directly from Advantus Shareholder Services, call (1-800-665-6005). Our voice response system is available from 7 a.m. to 3 a.m. Central Time Monday through Friday, and 8 a.m. to 5 p.m. on Saturday. This system allows you to access current net asset values and your account balances.

HOW TO INVEST

    You can invest in one or more of the ten Advantus Funds through your local registered representative of Ascend Financial Services, Inc. (formerly known as MIMLIC Sales Corporation), distributor of the Funds. Contact your representative for information and a prospectus for any of the Advantus Funds you are interested in.

MINIMUM INVESTMENTS: Your initial investment in any of the Advantus Funds can be as small as $25 when you use our Systematic Investment Plan. Minimum lump-sum initial investment is $250. Minimum subsequent investment is $25.

THE FUND'S MANAGER

    Advantus Capital Management, Inc., investment adviser to the Fund, selects and reviews the Fund's investments and provides executive and other personnel for the Fund's management.

    Advantus Capital Management, Inc. manages twelve mutual funds containing $2.9 billion in assets in addition to $1.8 billion in assets for other clients. Advantus Capital's seasoned portfolio managers average more than 11 years of investment experience.

ADVANTUS FAMILY OF FUNDS

Advantus Bond Fund

Advantus Horizon Fund

Advantus Spectrum Fund

Advantus Enterprise Fund

Advantus Cornerstone Fund

Advantus Money Market Fund

Advantus Mortgage Securities Fund

Advantus International Balanced Fund

Advantus Venture Fund

Advantus Index 500 Fund

     THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED
       TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
                READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

                        [ADVANTUS -TM- FAMILY OF FUNDS]
                        ASCEND FINANCIAL SERVICES, INC.,
                      SECURITIES DEALER, MEMBER NASD/SIPC

                            400 ROBERT STREET NORTH
                            ST. PAUL, MN 55101-2098
                                 1-888-AFS-1838
                                (1-888-237-1838)